Label	Element	Value
Hodges Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000811030_SupplementTextBlock
Hodges Fund

Retail Class Ticker HDPMX

Institutional Class Ticker HDPIX

Supplement dated April 3, 2017
 to the Prospectus for the Hodges Fund (the “Fund”) dated July 29, 2016

Effective April 1, 2017, Hodges Capital Management, Inc. (the “Advisor”) has agreed to reduce its fees and/or pay expenses for the Fund to the extent necessary to maintain a net expense ratio (excluding interest expense in connection with investment activities, taxes, acquired fund fees and expenses, and extraordinary expenses) of 1.18% of the Retail Class Shares and 0.93% of the Institutional Class shares.  The table below reflects, based on the Fund’s average daily net assets, the impact that this expense cap level would have had on the Fund had it been in effect during the year ended March 31, 2017.  The expense ratio that the Fund experiences in subsequent periods will be affected by the Fund’s asset levels.

The following tables replace the corresponding tables on Page 2 of the Prospectus.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	Hodges Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Hodges Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2018
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year)

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please retain this Supplement with the Statutory Prospectus.
Hodges Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waiver and/or Expense Reimbursement/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment	rr_NetExpensesOverAssets	1.18%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	701
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,557
Hodges Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver and/or Expense Reimbursement/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment	rr_NetExpensesOverAssets	0.93%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	568
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,272

[1]	Hodges Capital Management, Inc. (the "Advisor") has contractually agreed to reduce its fees and pay the Hodges Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment for shares of the Hodges Fund to 1.18% for the Retail Class Shares and 0.93% for the Institutional Class Shares (the "Expense Caps"). The Expense Cap will remain in effect at least until July 31, 2018. The Agreement may be terminated at any time by the Board upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap at the time of waiver/reduction of fees, whichever is lower.